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                            AIM BASIC BALANCED FUND

                        Supplement dated January 3, 2002
                   to the Prospectus dated September 28, 2001

This supplement supercedes and replaces in its entirety the supplement dated January 2, 2002.

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the prospectus:


         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

         o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1992.

         o Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

         o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994.

         o Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was portfolio manager for American Indemnity Company.

         o Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was vice president and portfolio manager with Van Kampen American Capital Asset Management, Inc."